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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07733


                            Pioneer International Equity Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  March 31

Date of reporting period:  June 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

           Pioneer International Equity Fund
           Schedule of Investments  6/30/2007 (unaudited)

 Shares                                                       Value

           PREFERRED STOCKS - 1.9 %
           Automobiles & Components - 1.0 %
           Automobile Manufacturers - 1.0 %
    1,312  Porsche AG                                       $2,335,554
           Total Automobiles & Components                   $2,335,554
           Utilities - 0.9 %
           Multi-Utilities - 0.9 %
   21,308  RWE AG                                           $2,116,555
           Total Utilities                                  $2,116,555
           TOTAL PREFERRED STOCKS                           $4,452,109
           (Cost  $3,147,866)

           COMMON STOCKS - 95.9 %
           Energy - 9.0 %
           Integrated Oil & Gas - 7.1 %
   40,357  Gazprom (A.D.R.) *                               $1,692,181
   20,049  Petrobras Brasileiro (A.D.R.)                     2,138,827
   77,873  Repsol SA                                         3,070,471
  169,923  Royal Dutch Shell Plc                             6,947,253
   97,700  Statoil ASA * (b)                                 3,022,607
                                                            $16,871,339
           Oil & Gas Equipment & Services - 0.8 %
   21,545  Technip                                          $1,777,611
           Oil & Gas Exploration & Production - 0.7 %
1,560,000  CNOOC, Ltd.                                      $1,772,694
           Oil & Gas Refining & Marketing - 0.4 %
   10,100  Petroplus Holdings AG *                          $1,040,270
           Total Energy                                     $21,461,914
           Materials - 7.9 %
           Construction Materials - 3.1 %
   42,078  CRH Plc                                          $2,077,229
   38,283  Holcim, Ltd.                                      4,139,602
    6,354  Lafarge Br                                        1,155,054
                                                            $7,371,885
           Diversified Chemical - 0.5 %
  352,100  UBE Industries, Ltd. *                           $1,082,609
           Diversified Metals & Mining - 3.9 %
   99,113  Broken Hill Proprietary Co., Ltd.                $2,958,601
   35,795  Companhia Vale do Rio Doce (A.D.R.)               1,349,472
   84,000  Dowa Mining Co., Ltd. *                            890,504
   22,805  Freeport-McMoRan Copper & Gold, Inc. (Class B)    1,888,710
   30,576  Rio Tinto Plc                                     2,335,239
                                                            $9,422,526
           Steel - 0.4 %
  276,000  Kobe Steel, Ltd. *                               $1,047,581
           Total Materials                                  $18,924,601
           Capital Goods - 12.1 %
           Building Products - 0.7 %
   14,512  Compagnie de Saint Gobain                        $1,623,926
           Construction & Engineering - 0.3 %
   33,600  Chiyoda Corp. *                                  $ 638,414
           Construction & Farm Machinery & Hvy Trks - 2.0 %
   36,980  Daewoo Heavy Industries & Machinery, Ltd.        $2,091,410
   90,300  Komatsu, Ltd. *                                   2,614,806
                                                            $4,706,216
           Electrical Component & Equipment - 1.9 %
   17,502  Schneider Electric SA                            $2,459,381
  135,700  Sumitomo Electric                                 2,015,937
                                                            $4,475,318
           Industrial Conglomerates - 3.0 %
  265,400  Keppel Corp.                                     $2,164,626
  132,300  Hutchinson Whampoa, Ltd.                          1,314,262
   26,627  Siemens                                           3,811,787
                                                            $7,290,675
           Industrial Machinery - 1.8 %
   76,346  AB SKF                                           $1,601,096
   10,900  Fanuc, Ltd. *                                     1,122,677
  206,000  IHI Corp. *                                        751,888
   53,700  Nabtesco Corp. *                                   783,736
                                                            $4,259,397
           Trading Companies & Distributors - 2.4 %
  137,000  Mitsubishi Corp. *                               $3,579,055
   96,000  Wolseley                                          2,300,867
                                                            $5,879,922
           Total Capital Goods                              $28,873,868
           Commercial Services & Supplies - 0.3 %
           Office Services & Supplies - 0.3 %
   51,937  Corporate Express *                              $ 793,815
           Total Commercial Services & Supplies             $ 793,815
           Transportation - 2.4 %
           Air Freight & Couriers - 0.9 %
    7,009  Panalpina Welttransport Holding AG               $1,483,163
   15,359  TNT NV                                             692,595
                                                            $2,175,758
           Airlines - 0.4 %
  125,000  Ryanair Holdings Plc *                           $ 834,016
           Railroads - 1.1 %
      350  East Japan Railway Co. *                         $2,692,525
           Total Transportation                             $5,702,299
           Automobiles & Components - 3.3 %
           Automobile Manufacturers - 2.6 %
  161,100  Isuzu Motors, Ltd. *                             $ 870,645
   84,000  Toyota Motor Co. *                                5,295,222
                                                            $6,165,867
           Tires & Rubber - 0.7 %
    7,000  Compagnie Generale des Etablissements Michelin * $ 976,088
    4,510  Continental AG                                     633,271
                                                            $1,609,359
           Total Automobiles & Components                   $7,775,226
           Consumer Durables & Apparel - 2.8 %
           Apparel, Accessories & Luxury Goods - 0.4 %
   14,811  Adidas-Salomon AG                                $ 944,444
           Consumer Electronics - 1.6 %
   75,500  Matsushita Electric Industrial Co., Ltd. *       $1,496,314
   25,800  Sony Corp. *                                      1,325,427
   20,294  TomTom NV * (b)                                   1,034,308
                                                            $3,856,049
           Homebuilding - 0.8 %
   83,359  Persimmon Plc                                    $1,923,153
           Total Consumer Durables & Apparel                $6,723,646
           Consumer Services - 0.4 %
           Hotels, Resorts & Cruise Lines - 0.4 %
   20,284  Carnival Corp.                                   $ 989,251
           Total Consumer Services                          $ 989,251
           Media - 3.2 %
           Broadcasting & Cable Television - 1.9 %
  160,400  Eutelsat Communications                          $3,894,769
   51,973  Mediaset S.p.A.                                    536,236
                                                            $4,431,005
           Movies & Entertainment - 0.8 %
   42,787  Vivendi SA                                       $1,839,638
           Publishing - 0.5 %
   45,800  Eniro AB                                         $ 579,916
   53,500  Reed Elsevier Plc                                  690,774
                                                            $1,270,690
           Total Media                                      $7,541,333
           Retailing - 1.3 %
           Department Stores - 1.3 %
   10,300  Pinault-Printemps Redoute                        $1,802,542
   99,500  The Daimaru *                                     1,186,077
                                                            $2,988,619
           Total Retailing                                  $2,988,619
           Food & Drug Retailing - 1.2 %
           Food Retail - 1.2 %
  337,500  Tesco Plc                                        $2,806,576
           Total Food & Drug Retailing                      $2,806,576
           Food, Beverage & Tobacco - 5.1 %
           Brewers - 2.0 %
   17,100  Inbev NV                                         $1,353,747
  120,200  Kirin Holdings Co., Ltd.                          1,799,228
   68,317  South African Breweries Plc                       1,709,560
                                                            $4,862,535
           Distillers & Vintners - 0.6 %
  106,330  C&C Group Plc                                    $1,430,484
           Packaged Foods & Meats - 1.5 %
   84,000  Ajinomoto Co., Inc. *                            $ 968,475
   79,500  Unilever NV                                       2,471,986
                                                            $3,440,461
           Tobacco - 1.0 %
   70,663  British American Tobacco Plc                     $2,400,804
           Total Food, Beverage & Tobacco                   $12,134,284
           Household & Personal Products - 0.7 %
           Household Products - 0.7 %
   24,200  Kao Corp. *                                      $ 626,564
   20,684  Reckitt Benckiser Plc                             1,114,232
                                                            $1,740,796
           Total Household & Personal Products              $1,740,796
           Health Care Equipment & Services - 1.2 %
           Health Care Equipment - 0.3 %
    6,908  Synthes, Inc.                                    $ 828,852
           Health Care Services - 0.4 %
   20,952  Fresenius Medical Care AG                        $ 967,013
           Health Care Technology - 0.5 %
   45,900  Agfa Gevaert NV (b)                              $1,183,799
           Total Health Care Equipment & Services           $2,979,664
           Pharmaceuticals & Biotechnology - 5.6 %
           Pharmaceuticals - 5.6 %
   44,811  Astrazeneca Plc                                  $2,400,892
   46,100  Bristol-Myers Squibb Co.                          1,454,916
   95,100  Daiichi Sankyo Company, Ltd. *                    2,526,409
   19,653  Roche Holdings AG                                 3,485,314
   42,900  Shionogi & Co., Ltd. *                             698,867
   19,472  Shire Pharmaceuticals Group Plc (A.D.R.)          1,443,459
   21,741  UCB SA                                            1,285,388
                                                            $13,295,245
           Total Pharmaceuticals & Biotechnology            $13,295,245
           Banks - 15.1 %
           Diversified Banks - 15.1 %
  212,369  Barclays Plc                                     $2,946,435
   46,563  BNP Paribas SA                                    5,539,895
   32,900  Commonwealth Bank of Australia                    1,537,945
  142,800  Development Bank of Singapore, Ltd.               2,124,032
   47,800  Dexia                                             1,492,655
  274,369  Intesa Sanpaolo                                   2,040,278
   18,600  Kookmin Bank (A.D.R.) *                           1,631,592
        0  Mitsubishi UFJ Financial Group, Inc.                 2,204
      584  Mizuho Financial Group, Inc.                      4,031,409
   49,800  National Australia Bank, Ltd.                     1,727,695
  507,423  Royal Bank of Scotland Group Plc                  6,415,663
   15,933  Societe Generale                                  2,942,724
   18,923  Uniao de Bancos Brasileiros SA (Unibanco) (G.D.R. 2,135,839
   72,110  Westpac Banking Corp.                             1,568,060
                                                            $36,136,426
           Total Banks                                      $36,136,426
           Diversified Financials - 4.7 %
           Asset Management & Custody Banks - 0.5 %
   99,825  Man Group Plc                                    $1,194,779
           Diversified Capital Markets - 3.1 %
   75,780  CS Group                                         $5,373,096
   14,690  Deutsche Bank AG                                  2,125,552
                                                            $7,498,648
           Investment Banking & Brokerage - 1.1 %
  128,600  Nomura Securites Co., Ltd.                       $2,495,374
           Total Diversified Financials                     $11,188,801
           Insurance - 4.2 %
           Multi-Line Insurance - 3.4 %
   16,000  Allianz AG                                       $3,749,072
   96,576  Aviva Plc                                         1,433,295
   68,597  AXA                                               2,943,329
                                                            $8,125,696
           Property & Casualty Insurance - 0.8 %
  148,400  Mitsui Sumitomo Insurance Co. *                  $1,904,888
           Total Insurance                                  $10,030,584
           Real Estate - 1.5 %
           Real Estate Management & Development - 1.5 %
      430  Kenedix, Inc. *                                  $ 799,609
   65,700  Mitsui Fudosan Co. *                              1,843,240
   25,800  Nomura Real Estate Holdings *                      836,780
                                                            $3,479,629
           Total Real Estate                                $3,479,629
           Software & Services - 0.8 %
           Application Software - 0.3 %
  131,900  The Sage Group Plc                               $ 618,326
           IT Consulting & Other Services - 0.5 %
   19,782  Atos Origin *                                    $1,233,172
           Total Software & Services                        $1,851,498
           Technology Hardware & Equipment - 2.3 %
           Communications Equipment - 1.1 %
  654,710  Ericsson LM                                      $2,611,295
           Computer Hardware - 0.3 %
   85,900  Toshiba Corp. *                                  $ 747,403
           Office Electronics - 0.9 %
   36,200  Canon, Inc.                                      $2,123,824
           Total Technology Hardware & Equipment            $5,482,522
           Semiconductors - 1.8 %
           Semiconductor Equipment - 0.7 %
   24,200  Tokyo Electron, Ltd.                             $1,782,542
           Semiconductors - 1.1 %
  111,076  Hon Hai Precision Industry (G.D.R.)              $1,976,235
   26,700  Silicon-On-Insulator Technologies (SOITEC) * (b)   566,805
                                                            $2,543,040
           Total Semiconductors                             $4,325,582
           Telecommunication Services - 5.7 %
           Alternative Carriers - 2.1 %
  613,029  Inmarsat Plc                                     $4,941,152
           Integrated Telecommucation Services - 0.3 %
   88,560  Telekomunikacja Polska SA                        $ 773,438
           Wireless Telecommunication Services - 3.3 %
   36,200  America Movil (A.D.R.) *                         $2,241,865
      152  KDDI Corp. *                                      1,125,922
   29,899  Mobile Telesystems (A.D.R.) *                     1,810,982
  780,800  Vodafone Group Plc                                2,629,826
                                                            $7,808,595
           Total Telecommunication Services                 $13,523,185
           Utilities - 3.3 %
           Electric Utilities - 2.3 %
   16,564  E.On AG                                          $2,783,036
  113,000  Enel S.p.A.                                       1,217,028
   66,800  Kansai Electric Power Co. *                       1,579,731
                                                            $5,579,795
           Multi-Utilities - 1.0 %
   97,300  National Grid Plc                                $1,436,452
   20,700  Suez Lyonnaise des Eaux                           1,179,338
                                                            $2,615,790
           Total Utilities                                  $8,195,585
           TOTAL COMMON STOCKS                              $228,944,949
           (Cost  $187,882,160)
Principal
Amount ($)
           TEMPORARY CASH INVESTMENTS - 2.1 %
           Repurchase Agreement - 1.2 %
2,900,000  UBS Warburg, Inc., 4.25%, dated 6/29/07, repurchase price of $2,900,000 plus accrued interest on 7/2/07 collateralized by $3,011,000 U.S. Treasury Note, 3.375%, 11/15/0$2,900,000
  Shares
           Security Lending Collateral - 0.9 %
2,225,432  Securities Lending Investment Fund, 5.28%        $2,225,432
           TOTAL TEMPORARY CASH INVESTMENTS                 $5,125,432
           (Cost  $5,125,432)
           TOTAL INVESTMENT IN SECURITIES - 99.9 %          $238,522,490
           (Cost  $196,155,458) (a)
           OTHER ASSETS AND LIABILITIES - 0.1 %             $158,000
           TOTAL NET ASSETS - 100.0 %                       $238,680,490

(A.D.R.)   American Depositary Receipt

(G.D.R.)   Global Depositary Receipt

       *   Non-income producing security.

  (144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At June 30, 2007, the value of these securities amounted to $2,135,839 or 0.9% of total net assets.

     (a) At June 30, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $196,623,557 was as follows:

           Aggregate gross unrealized gain for all investments in
           which there is an excess of value over tax cost  $45,010,569

           Aggregate gross unrealized loss for all investments in
           which there is an excess of tax cost over value   (3,111,636)

           Net unrealized gain                              $41,898,933

     (b)   At June 30, 2007, the following securities were out on loan:

 Shares                        Security                       Value
  26,000   Silicon-On-Insulator Technologies (SOITEC) *     $551,980
  11,200   Agfa Gevaert NV                                   288,848
  10,000   Statoil ASA *                                     309,400
  20,000   TomTom NV *                                       1,019,400
           Total                                            $2,169,628


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer International Equity Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date August 29, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 29, 2007



By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date August 29, 2007

* Print the name and title of each signing officer under his or her signature.